COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Lease Payments Under Non-cancelable Operating	The remaining minimum annual rents forthe years ending December 31 are:
2015 (remainder)	$141,839
2016	490,503
2017	380,113
2018	60,251
2019	31,952
2020	18,963
Total	$1,123,621

Future minimum lease payments under non-cancelable operating that have initial or remaining terms in excess of one year at December 31, 2014 aredue as follows:

Operating Leases
2015	$572,798
2016	307,488
2017	300,279
2018	253,841
2019	203,964
Total	$1,638,370